Expense Example - Class K - BlackRock GA Disciplined Volatility Equity Fund - Class K	Feb. 26, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	1,074
Expense Example, with Redemption, 5 Years	2,098
Expense Example, with Redemption, 10 Years	$ 4,667